SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Internal-Use Software (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Capitalized computer software impairments	$ 2,500,000	$ 3,200,000	$ 0